Convertible debentures, Envviron Tranche (Details)			12 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Nov. 06, 2024 $ / shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 $ / shares	Apr. 30, 2025 USD ($)	Jul. 31, 2024 USD ($)	Apr. 23, 2024 USD ($)	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Derivative liability			$ 72,500			$ 919,250			$ 1,836,666
Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount	$ 3,345,000
Interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price			20 days
Floor price (in dollars per share) | $ / shares	$ 8.67
Related Party [Member] | Envviron SAS [Member]
Convertible Debt [Abstract]
Derivative liability			$ 72,500			$ 919,250		$ 0
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount			$ 14,102,499				$ 250,000
Interest rate							5.30%
Percentage of conversion price discount		25.00%	25.00%
Period of volume weighted average trading price			20 days
Conversion price (in dollars per share) | (per share)			$ 20	$ 4.75
Number of repayable day			10 days
De-SPAC transaction period			270 days
Share purchase warrant (in shares) | shares			0.5
Percentage of premium to volume weighted average price			20.00%
Conversion expiry term			2 years
Derivative liability							$ 2,750
Floor price (in dollars per share) | $ / shares		$ 20
Equity, Fair Value Disclosure					$ 31,000
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | Warrant [Member]
Convertible Debt [Abstract]
Period of volume weighted average trading price			30 days
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | SVS [Member]
Convertible Debt [Abstract]
Number of securities called by each Unit (in shares) | shares			1